Operating Segments	6 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Operating Segments

Note 24 Operating Segments

The Group has identified its operating segments based on the internal reports that are reviewed and used by the Executive Key Management Personnel Board of Directors (Chief Operating Decision Makers or “CODM”) in assessing performance and determining the allocation of resources. The Group is managed primarily on an operational basis. Operating segments are determined on the basis of financial information reported to the Board.

The CODM has identified three operating segments being Battery Materials, Battery Technology and Graphite Exploration. The Battery Materials segment develops and manufactures battery anode materials, and the Battery Technology segment develops battery cell testing equipment, performs consulting services and carries out research and development in battery development. The Graphite Exploration segment manages the maintenance and future development of Mt Dromedary natural graphite deposit.

Basis of accounting for purposes of reporting by operating segments

a.
Accounting policies adopted

Unless stated otherwise, all amounts reported to the Board, being the chief operating decision makers, with respect to operating segments, are determined in accordance with accounting policies that are consistent with those adopted in the annual consolidated financial statements of the Group.

b.
Segment assets

Where an asset is used across multiple segments, the asset is allocated to the segment that receives the majority of the economic value from the asset. In most instances, segment assets are clearly identifiable on the basis of their nature and physical location.

c.
Segment liabilities

Liabilities are allocated to segments where there is a direct nexus between the incurrence of the liability and the operations of the segment. Borrowings and tax liabilities are generally considered to relate to the Group as a whole and are not allocated. Segment liabilities include trade and other payables.

d.
Unallocated items

The following items for revenue, expenses, assets and liabilities are not allocated to operating segments as they are not considered part of the core operations of any segment:

–	Interest income
–	Corporate administrative and other expenses
–	Income tax expense
–	Corporate share-based payment expenses
–	Corporate marketing and project development expenses
–	Corporate cash
–	Corporate trade and other payables
–	Corporate trade and other receivables

e.
Segment information

Segment performance

Six Months Ended December 31, 2022 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total

Segment revenue1	$—	$2,702,276	$—	$—	$2,702,276
Other income	35,154	260,536	—	—	295,690
Interest income	—	—	—	19,416	19,416
Total income	35,154	2,962,812	—	19,416	3,017,382
Segment net profit / (loss) before tax	$(14,584,755)	$(5,520,718)	$—	$(7,758,541)	$(27,864,014)

Restated Twelve Months Ended June 30, 2022 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total

Segment revenue1	$—	$6,099,815	$—	£1,340	$6,101,155
Other income	385,482	1,202,324	—	—	1,587,806
Interest income	—	—	—	8,314	8,314
Total income	385,482	7,302,139	—	9,654	7,697,275
Segment net profit / (loss) before tax	$(20,366,063)	$(6,248,217)	$—	$(25,246,027)	$(51,860,307)

Restated Twelve Months Ended June 30, 2021 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total

Segment revenue1	$—	$3,893,739	$—	$—	$3,893,739
Other income	51,550	595,070	—	60,707	707,327
Interest income	—	—	—	26,120	26,120
Total income	51,550	4,448,809	—	86,827	4,587,186
Segment net profit / (loss) before tax	$(9,051,651)	$(79,687)	$(34,580)	$(4,278,475)	(13,444,393)

Restated Twelve Months Ended June 30, 2020 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment revenue1	$—	$2,851,035	$—	$—	$2,851,035
Other income	—	526,278	—	39,548	565,826
Interest income	—	—	—	484	484
Total income	—	3,377,313	—	40,032	3,417,345
Segment net profit / (loss) before tax	$(4,978,264)	$(571,802)	$—	$(7,880,228)	(13,430,294)

[1]See Note 3, Revenue, for segment revenue by product line for the six months ended December 31, 2022, and twelve months ended June 30, 2022, 2021 and 2020.

Segment assets

At December 31, 2022 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment assets	$153,744,385	$19,635,067	$2,219,480	$101,825,626	$277,424,558

Restated At June 30, 2022 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment assets	$136,209,642	$19,035,525	$2,225,785	$145,508,319	$302,979,271

Restated June 30, 2021 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment assets	$36,008,009	$10,502,934	$2,353,389	$103,445,313	$152,309,645

Segment liabilities

December 31, 2022 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment liabilities	$40,119,176	$8,960,085	$—	$2,289,028	$51,368,289

Restated June 30, 2022 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment liabilities	$40,891,975	$8,962,922	$—	$1,990,896	$51,845,793

Restated June 30, 2021 (in U.S. dollars)	Battery Materials	Battery Technology	Graphite Exploration	Unallocated	Total
Segment liabilities	$7,119,839	$5,640,610	$—	$1,099,360	$13,859,809

Geographical Segments

For the purposes of segment reporting, all segment activities relating to Graphite Exploration are carried out in Australia and all segment activities relating to Battery Materials and Battery Technology are carried out in North America.

For the six months ended December 31, 20222, North America, Asia, Australia and Europe accounted for 85%, 11%, 3% and 1% of revenues, respectively. For the twelve months ended June 30, 2022, North America, Asia and Europe accounted for 79%, 17% and 4% of revenues, respectively. For the twelve months ended June 30, 2021, North America, Asia and Europe accounted for 82%, 8% and 10% of revenues, respectively. For the twelve months ended June 30, 2020, North America, Asia and Europe accounted for 77%, 13% and 10% of revenues, respectively.